UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.00%

CORPORATE BONDS 95.08%

Air Transportation 0.46%

Emirates Airline (United Arab Emirates)†(a)	4.50%	2/6/2025	$162	$166,480

Automotive 1.12%

Hyundai Capital America†	2.60%	3/19/2020	200	204,089
Hyundai Capital Services, Inc. (South Korea)†(a)	2.625%	9/29/2020	200	204,493
Total				408,582

Banks: Regional 18.70%

ADCB Finance Cayman Ltd.	2.75%	9/16/2019	200	202,701
Akbank TAS (Turkey)†(a)	4.00%	1/24/2020	200	197,724
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021	200	230,111
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%	5/21/2020	200	205,576
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026	200	213,180
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	200	211,857
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.125%	6/6/2024	150	152,625
Banco Regional SAECA (Paraguay)†(a)	8.125%	1/24/2019	150	162,000
Bancolombia SA (Colombia)(a)	5.95%	6/3/2021	150	165,893
Bangkok Bank PCL (Hong Kong)†(a)	4.80%	10/18/2020	100	110,329
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	231,603
Bank of India (Jersey)(a)	3.125%	5/6/2020	200	200,916
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	220,000
BBVA Bancomer SA†	6.75%	9/30/2022	150	168,000
DBS Bank Ltd. (Singapore)†(a)	3.625%#	9/21/2022	200	203,416
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019	200	203,934
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	225,045
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%	5/26/2020	200	203,156
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020	200	201,704
Itau Unibanco Holding SA†	5.50%	8/6/2022	200	204,500
KEB Hana Bank (South Korea)(a)	2.50%	6/12/2019	200	205,113
National Bank of Abu Dhabi PJSC (United Arab Emirates)(a)	2.25%	2/11/2020	200	200,230
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	200	202,000
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%#	3/11/2023	200	203,339
Popular, Inc.	7.00%	7/1/2019	30	31,050
QNB Finance Ltd.	2.875%	4/29/2020	200	204,573
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	200	220,984
Shinhan Bank (South Korea)†(a)	2.25%	4/15/2020	200	203,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Siam Commercial Bank PCL (Hong Kong)†(a)	3.375%	9/19/2017	$200	$203,306
State Bank of India (United Kingdom)†(a)	3.25%	4/18/2018	200	204,149
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	200	211,254
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	200	194,666
Turkiye Is Bankasi (Turkey)†(a)	5.00%	4/30/2020	200	200,836
Vnesheconombank Via VEB Finance plc (Ireland)†(a)	6.902%	7/9/2020	200	217,994
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	216,742
Total				6,833,820

Beverages 1.80%

Becle SA de CV (Mexico)†(a)	3.75%	5/13/2025	150	153,242
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	200	210,000
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	70	72,100
Embotelladora Andina SA (Chile)†(a)	5.00%	10/1/2023	200	222,348
Total				657,690

Building Materials 2.03%

Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	100	102,250
Cemex Finance LLC†	9.375%	10/12/2022	200	220,250
Cemex SAB de CV (Mexico)†(a)	7.75%	4/16/2026	200	222,400
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	200	196,000
Total				740,900

Business Services 2.33%

Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	200	191,000
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	232,290
HPHT Finance 15 Ltd.†	2.875%	3/17/2020	210	216,090
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	211,868
Total				851,248

Chemicals 2.95%

Braskem Finance Ltd.	6.45%	2/3/2024	200	217,500
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	200	201,000
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	200	212,250
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	227,582
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	219,304
Total				1,077,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 1.56%

Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	$100	$149,770
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	200	214,581
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	205,637
Total				569,988

Drugs 0.75%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	212,666
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	50	63,433
Total				276,099

Electric: Power 5.50%

Abu Dhabi National Energy Co. PJSC(United Arab Emirates)†(a)	3.625%	1/12/2023	200	204,177
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	118,285
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	207,000
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	210,356
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%	11/12/2024	200	220,000
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	3.25%	6/15/2025	200	216,413
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	204,992
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	200,840
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	223,148
Saudi Electricity Global Sukuk Co. 3†	5.50%	4/8/2044	200	203,526
Total				2,008,737

Engineering & Contracting Services 1.70%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	9.75%	11/13/2019	200	210,600
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	211,333
Mexico City Airport Trust (Mexico)†(a)	4.25%	10/31/2026	200	201,000
Total				622,933

Financial Services 0.78%

Guanay Finance Ltd.†	6.00%	12/15/2020	174	178,676
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	106,300
Total				284,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 4.28%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	$315	$336,262
BRF SA (Brazil)†(a)	4.75%	5/22/2024	200	205,500
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	200	211,769
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	200	209,000
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	195,000
Grupo Bimbo SAB de CV (Mexico)†(a)	3.875%	6/27/2024	200	207,961
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	200	199,416
Total				1,564,908

Foreign Government 0.57%

Indian Railway Finance Corp., Ltd. (India)(a)	3.917%	2/26/2019	200	209,576

Household Equipment/Products 0.55%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	199,509

Insurance 0.55%

AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	202,896

Investment Management Companies 0.58%

GrupoSura Finance SA†	5.50%	4/29/2026	200	212,750

Lodging 1.11%

MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	201,538
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	200	203,000
Total				404,538

Media 3.14%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	206,000
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	208,750
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	156,750
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	151,565
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	200	215,450
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	209,400
Total				1,147,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 3.91%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	$200	$228,888
AngloGold Ashanti Holdings plc (Isle of Man)(a)	5.125%	8/1/2022	200	208,194
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	201,000
Coeur Mining, Inc.	7.875%	2/1/2021	65	66,950
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	221,750
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(a)	6.625%	10/14/2022	200	226,699
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	120	121,203
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	155	154,942
Total				1,429,626

Natural Gas 2.85%

China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	206,260
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	208,500
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	210,500
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	172	207,151
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	208,820
Total				1,041,231

Oil 15.44%

CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	200	215,262
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	206,105
Continental Resources, Inc.	5.00%	9/15/2022	20	20,000
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	100	106,625
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	229,925
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	296,902
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	92,230
Energen Corp.	4.625%	9/1/2021	40	39,450
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	200	201,760
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	201,584
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(a)	6.51%	3/7/2022	125	139,375
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	19,250
Kerr-McGee Corp.	7.875%	9/15/2031	20	24,868
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	195,000
LUKOIL International Finance BV (Netherlands)†(a)	4.563%	4/24/2023	400	415,252
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	55	43,794
Petrobras Global Finance BV (Netherlands)(a)	3.00%	1/15/2019	182	178,815
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	425	381,225
Petrobras Global Finance BV (Netherlands)(a)	6.25%	3/17/2024	125	121,875
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	145	131,225
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	39	37,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	$100	$110,134
PTT PCL (Thailand)†(a)	3.375%	10/25/2022	200	211,133
PTT PCL (Thailand)†(a)	4.50%	10/25/2042	200	212,722
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	260,904
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	200	201,999
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	200	222,463
SM Energy Co.	6.125%	11/15/2022	40	40,200
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	200	198,400
Thai Oil PCL (Thailand)†(a)	4.875%	1/23/2043	200	225,342
WPX Energy, Inc.	6.00%	1/15/2022	40	40,125
YPF SA (Argentina)†(a)	8.50%	3/23/2021	132	147,642
YPF SA (Argentina)†(a)	8.50%	7/28/2025	428	470,671
Total				5,640,177

Oil: Crude Producers 0.35%

Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	119	127,797

Oil: Integrated Domestic 0.22%

FTS International, Inc.†	8.35%#	6/15/2020	50	42,489
SESI LLC	7.125%	12/15/2021	39	38,318
Total				80,807

Paper & Forest Products 1.10%

Klabin Finance SA (Luxembourg)†(a)	5.25%	7/16/2024	200	200,000
Suzano Austria GmbH (Austria)†(a)	5.75%	7/14/2026	200	202,020
Total				402,020

Real Estate Investment Trusts 6.70%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	214,723
Greenland Global Investment Ltd. (China)(a)	4.375%	7/3/2019	200	202,922
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	112,250
KWG Property Holding Ltd. (China)(a)	8.625%	2/5/2020	200	212,260
Link Finance Cayman 2009 Ltd. (The)	3.60%	9/3/2024	200	213,243
MAF Sukuk Ltd.	4.50%	11/3/2025	200	212,007
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%	11/10/2022	200	204,500
Poly Real Estate Finance Ltd.	5.25%	4/25/2019	200	213,648
Qatari Diar Finance Co. (Qatar)†(a)	5.00%	7/21/2020	200	221,752
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	200	228,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	$200	$205,775
Theta Capital Pte Ltd. (Singapore)(a)	6.125%	11/14/2020	200	205,547
Total				2,447,391

Retail 2.03%

InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	100	104,750
Office Depot de Mexico SA de CV (Mexico)†(a)	6.875%	9/20/2020	200	210,600
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	211,500
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	200	213,908
Total				740,758

Steel 1.78%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	203,848
GTL Trade Finance, Inc.†	5.893%	4/29/2024	200	198,000
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	180	178,425
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	72	70,020
Total				650,293

Technology 1.72%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	209,827
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	211,816
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	200	207,309
Total				628,952

Telecommunications 7.30%

Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	218,019
Columbus Cable Barbados Ltd. (Barbados)†(a)	7.375%	3/30/2021	200	212,870
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	153,940
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	177,500
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	212,250
GCX Ltd. (India)†(a)	7.00%	8/1/2019	200	199,889
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	200	217,560
HKT Capital No 2 Ltd.	3.625%	4/2/2025	200	210,586
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	200	209,579
Ooredoo International Finance Ltd.†	4.50%	1/31/2043	200	213,600
Sable International Finance Ltd.†	6.875%	8/1/2022	200	208,500
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	224,372
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	208,000
Total				2,666,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 1.22%

Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		$200	$228,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020		200	216,250
Total					444,250
Total Corporate Bonds (cost $32,959,246)					34,741,148

FOREIGN BOND(b) 0.32%

Netherlands

Technology

United Group BV† (cost $138,646)	7.875%	11/15/2020	EUR	100	117,390

FOREIGN GOVERNMENT OBLIGATIONS 1.60%

Argentina 1.08%

Provincia of Neuquen†(a)	8.625%	5/12/2028		$150	165,750
Republic of Argentina(a)(c)	8.28%	12/31/2033		199	229,450
Total					395,200

Turkey 0.52%

Republic of Turkey(a)	3.25%	3/23/2023		200	188,466
Total Foreign Government Obligations (cost $562,831)					583,666
Total Long-Term Investments (cost $33,660,723)					$35,442,204

SHORT-TERM INVESTMENT 0.86%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $325,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $325,000; proceeds: $315,592 (cost $315,591)				316	315,591
Total Investments in Securities 97.86% (cost $33,976,314)					35,757,795
Other Assets in Excess of Liabilities(d) 2.14%					781,432
Net Assets 100.00%					$36,539,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

EUR	euro.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Citibank	11/16/2016	106,000	$118,853	$119,307	$(454)

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2016	9	Long	$1,966,219	$1,578
U.S. 5-Year Treasury Note	December 2016	4	Long	486,062	587
Totals				$2,452,281	$2,165

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	27	Short	$(3,540,375)	$(4,078)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,741,148	$—	$34,741,148
Foreign Bond	—	117,390	—	117,390
Foreign Government Obligations	—	583,666	—	583,666
Repurchase Agreement	—	315,591	—	315,591
Total	$—	$35,757,795	$—	$35,757,795
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(454)	—	(454)
Futures Contracts
Assets	2,165	—	—	2,165
Liabilities	(4,078)	—	—	(4,078)
Total	$(1,913)	$(454)	$—	$(2,367)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three- tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 89.48%

ASSET-BACKED SECURITIES 15.63%

Automobiles 6.85%

AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	$122	$121,986
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	34	34,212
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	312	312,435
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	154	154,276
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	386	387,369
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,440	1,448,080
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	407	415,211
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,762	1,781,090
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	328	331,615
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	583	590,623
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	146	146,451
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	142	142,259
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	183	182,727
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1,341	1,342,903
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	780	781,847
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	540	545,085
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	729	729,459
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	739	740,367
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	226,549
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	9	8,584
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	86	85,962
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	652	652,226
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	898	911,721
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	133	132,490
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,099	1,099,588
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	874	878,660
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	222	225,287
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	300	319,662
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	125	125,651
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	458	458,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	$600	$599,611
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	276	276,434
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	590	590,378
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	417	417,564
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	416	414,938
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	912	913,479
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.408%#	3/15/2021	197	198,044
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	229	230,792
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	1,448	1,448,440
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	1,050	1,052,899
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	387	386,519
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	1,956	1,966,715
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	455	458,228
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	537	546,632
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	345	356,709
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	213	224,347
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	2,130	2,135,202
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	903	903,409
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	1,096	1,097,233
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	675	673,535
Total				30,204,336

Credit Cards 3.47%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	1,143	1,147,958
Capital One Multi-Asset Execution Trust 2007-A1 A1	0.574%#	11/15/2019	2,000	2,000,060
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,315	1,316,981
Capital One Multi-Asset Execution Trust 2015-A3	0.908%#	3/15/2023	1,928	1,936,937
Capital One Multi-Asset Execution Trust 2016-A1	0.974%#	2/15/2022	1,486	1,495,886
Chase Issuance Trust 2015-A4	1.84%	4/15/2022	1,305	1,326,108
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	1,496	1,522,176
Discover Card Execution Note Trust 2016-A2	1.064%#	9/15/2021	564	568,902
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	1,261	1,263,594
MBNA Credit Card Master Note Trust 2004-A3	0.784%#	8/16/2021	675	675,824
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	1,509	1,512,257
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	528	537,353
Total				15,304,036

Other 5.31%

Apidos CLO X 2012-10A A†	2.177%#	10/30/2022	1,500	1,501,778
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.829%#	4/18/2025	1,000	998,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Cent CLO Ltd. 2013-17A A1†	2.057	%#	1/30/2025	$1,800	$1,796,186
Cent CLO Ltd. 2013-19A A1A†	2.082	%#	10/29/2025	900	900,618
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	277	277,097
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	570	577,241
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	352	353,508
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	83	83,939
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	456	468,304
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%		2/15/2019	750	750,509
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.188	%#	10/19/2025	525	526,837
Fortress Credit BSL Ltd. 2013-1A A†	1.868	%#	1/19/2025	1,000	1,000,278
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	1,996,394
Jackson Mill CLO Ltd. 2015-1A A†	2.22	%#	4/15/2027	1,300	1,301,701
JFIN CLO Ltd. 2007-1A A2†	0.936	%#	7/20/2021	160	159,014
JFIN Revolver CLO 2013-1A A†	1.946	%#	1/20/2021	204	204,509
JFIN Revolver CLO Ltd. 2015-3A A1†	2.196	%#	4/20/2023	1,139	1,140,690
Marathon CLO IV Ltd. 2012-4A A1†	2.201	%#	5/20/2023	609	610,069
Oaktree CLO Ltd. 2014-2A A1A†	2.226	%#	10/20/2026	525	525,669
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,370	1,385,668
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	312,992
Pinnacle Park CLO Ltd. 2014-1A A†	2.18	%#	4/15/2026	1,500	1,503,990
Shackleton CLO Ltd. 2014-5A A†	2.288	%#	5/7/2026	750	752,302
Sheridan Square CLO Ltd. 2013-1A A1†	1.73	%#	4/15/2025	500	497,130
SLM Private Education Loan Trust 2010-A 2A†	3.774	%#	5/16/2044	999	1,044,317
SLM Private Education Loan Trust 2012-A A1†	1.924	%#	8/15/2025	247	247,213
SLM Private Education Loan Trust 2012-E A1†	1.274	%#	10/16/2023	331	331,040
SLM Private Education Loan Trust 2013-B A1†	1.174	%#	7/15/2022	220	220,027
SLM Student Loan Trust 2011-1 A1	1.045	%#	3/25/2026	431	429,049
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.999	%#	4/17/2021	600	600,405
Venture XVIII CLO Ltd. 2014-18A A†	2.13	%#	10/15/2026	500	500,167
Westchester CLO Ltd. 2007-1A A1A†	0.982	%#	8/1/2022	171	170,912
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	140	139,603
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	140	138,694
Total					23,446,841
Total Asset-Backed Securities (cost $68,736,704)					68,955,213

CORPORATE BONDS 40.51%

Advertising 0.06%

Interpublic Group of Cos., Inc. (The)	2.25%		11/15/2017	250	251,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 0.23%

BAE Systems plc (United Kingdom)†(a)	3.50%	10/11/2016	$500	$500,230
Harris Corp.	1.999%	4/27/2018	500	503,036
Total				1,003,266

Auto Loans 2.08%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	2,000	2,002,458
Ford Motor Credit Co. LLC	6.625%	8/15/2017	250	260,962
General Motors Financial Co., Inc.	3.10%	1/15/2019	1,029	1,049,464
General Motors Financial Co., Inc.	4.75%	8/15/2017	2,310	2,372,980
Hyundai Capital America†	2.40%	10/30/2018	500	507,200
Volkswagen International Finance NV (Netherlands)†(a)	1.60%	11/20/2017	3,000	2,990,133
Total				9,183,197

Auto Parts & Equipment 0.06%

BorgWarner, Inc.	5.75%	11/1/2016	250	250,631

Automakers 0.46%

Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	1,560	1,555,095
Volkswagen Group of America Finance LLC†	1.251%#	11/20/2017	250	249,201
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	250	249,519
Total				2,053,815

Banking 6.54%

Associated Banc-Corp.	2.75%	11/15/2019	250	255,102
Astoria Financial Corp.	5.00%	6/19/2017	1,000	1,019,850
Bank of America Corp.	5.70%	5/2/2017	808	827,053
Capital One Financial Corp.	5.25%	2/21/2017	250	253,707
Capital One NA/Mclean VA	1.50%	9/5/2017	250	249,913
Capital One NA/Mclean VA	1.954%#	8/17/2018	250	252,402
Citigroup, Inc.	2.05%	12/7/2018	1,000	1,008,106
Citigroup, Inc.	6.125%	11/21/2017	500	525,845
Comerica Bank	5.20%	8/22/2017	2,549	2,635,720
Compass Bank	2.75%	9/29/2019	90	89,949
Compass Bank	6.40%	10/1/2017	250	260,333
Credit Suisse AG	1.70%	4/27/2018	500	500,496
Fifth Third Bancorp	4.50%	6/1/2018	250	259,922
HSBC Bank USA NA	6.00%	8/9/2017	250	259,504
Huntington National Bank (The)	2.20%	4/1/2019	250	252,751
Intesa Sanpaolo SpA (Italy)(a)	3.875%	1/16/2018	250	255,000
JPMorgan Chase & Co.	1.625%	5/15/2018	1,000	1,002,323
Korea Development Bank (The) (South Korea)(a)	1.327%#	1/22/2017	1,000	999,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)

Lloyds Bank plc (United Kingdom)(a)	9.875%#	12/16/2021	$1,000	$1,019,190
Macquarie Bank Ltd. (Australia)†(a)	1.364%#	10/27/2017	1,000	1,000,104
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017	2,000	2,003,360
Macquarie Bank Ltd. (Australia)†(a)	1.872%#	7/29/2020	2,000	2,002,170
Macquarie Group Ltd. (Australia)†(a)	4.875%	8/10/2017	250	256,844
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,000	1,056,170
Morgan Stanley	5.625%	9/23/2019	250	277,056
Morgan Stanley	7.30%	5/13/2019	1,000	1,137,190
Nordea Bank AB (Sweden)†(a)	1.458%#	9/30/2019	2,000	2,002,050
Regions Bank	2.25%	9/14/2018	250	252,116
Regions Bank	7.50%	5/15/2018	500	544,306
Santander Bank NA	2.00%	1/12/2018	1,000	1,000,374
Santander Bank NA	8.75%	5/30/2018	250	274,139
Santander UK plc (United Kingdom)(a)	1.264%#	9/29/2017	2,205	2,201,077
Santander UK plc (United Kingdom)(a)	1.65%	9/29/2017	250	250,239
Santander UK plc (United Kingdom)(a)	2.00%	8/24/2018	250	250,989
Santander UK plc (United Kingdom)(a)	2.336%#	3/14/2019	623	633,727
Shinhan Bank (South Korea)†(a)	1.311%#	4/8/2017	1,800	1,801,118
Total				28,870,166

Beverages 0.97%

Beam Suntory, Inc.	1.75%	6/15/2018	250	250,661
Beam Suntory, Inc.	1.875%	5/15/2017	1,000	1,004,674
Pernod Ricard SA (France)†(a)	2.95%	1/15/2017	2,000	2,008,478
Suntory Holdings Ltd. (Japan)†(a)	1.65%	9/29/2017	1,000	1,001,733
Total				4,265,546

Brokerage 0.35%

E*TRADE Financial Corp.	5.375%	11/15/2022	1,228	1,309,349
Lazard Group LLC	6.85%	6/15/2017	250	257,983
Total				1,567,332

Building Materials 0.79%

Martin Marietta Materials, Inc.	1.938%#	6/30/2017	3,500	3,508,862

Cable & Satellite Television 0.81%

Cox Communications, Inc.†	5.875%	12/1/2016	1,000	1,007,034
Cox Communications, Inc.†	6.25%	6/1/2018	250	266,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Cox Communications, Inc.†	9.375%	1/15/2019	$1,250	$1,445,700
Sky plc (United Kingdom)†(a)	9.50%	11/15/2018	250	289,765
Time Warner Cable LLC	8.75%	2/14/2019	500	576,943
Total				3,585,868

Chemicals 0.29%

Celanese US Holdings LLC	4.625%	11/15/2022	250	275,280
Cytec Industries, Inc.	8.95%	7/1/2017	419	437,881
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	500	572,555
Total				1,285,716

Consumer/Commercial/Lease Financing 0.73%

Air Lease Corp.	5.625%	4/1/2017	2,000	2,036,568
Discover Bank	2.00%	2/21/2018	250	250,890
Discover Bank	2.60%	11/13/2018	250	253,876
Discover Bank	7.00%	4/15/2020	250	285,332
International Lease Finance Corp.†	7.125%	9/1/2018	360	393,750
Total				3,220,416

Department Stores 0.06%

Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	250	261,683

Diversified Capital Goods 0.29%

Pentair Finance SA (Luxembourg)(a)	1.875%	9/15/2017	500	501,273
Pentair Finance SA (Luxembourg)(a)	2.90%	9/15/2018	500	507,241
Textron, Inc.	5.60%	12/1/2017	250	261,334
Total				1,269,848

Electric: Distribution/Transportation 0.27%

Pennsylvania Electric Co.	6.05%	9/1/2017	500	519,498
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	683	690,843
Total				1,210,341

Electric: Generation 0.11%

TransAlta Corp. (Canada)(a)	1.90%	6/3/2017	500	500,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 2.33%

American Electric Power Co., Inc.	1.65%	12/15/2017	$1,000	$1,002,161
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	250	265,543
CenterPoint Energy Resources Corp.	6.125%	11/1/2017	500	523,659
CenterPoint Energy, Inc.	5.95%	2/1/2017	1,000	1,014,939
CMS Energy Corp.	6.55%	7/17/2017	500	519,363
Dominion Resources, Inc.	1.40%	9/15/2017	1,000	999,858
Enel Finance International NV (Netherlands)†(a)	6.25%	9/15/2017	250	261,080
Exelon Generation Co. LLC	6.20%	10/1/2017	500	522,241
Jersey Central Power & Light Co.	7.35%	2/1/2019	250	278,913
Kentucky Power Co.†	6.00%	9/15/2017	500	521,002
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	500	509,409
Pepco Holdings LLC	6.125%	6/1/2017	500	511,603
PPL Capital Funding, Inc.	1.90%	6/1/2018	250	251,062
TECO Finance, Inc.	1.265%#	4/10/2018	1,765	1,761,382
TECO Finance, Inc.	5.15%	3/15/2020	250	275,282
TECO Finance, Inc.	6.572%	11/1/2017	1,000	1,054,804
Total				10,272,301

Electronics 0.44%

Arrow Electronics, Inc.	3.00%	3/1/2018	250	254,264
KLA-Tencor Corp.	2.375%	11/1/2017	1,674	1,685,795
Total				1,940,059

Energy: Exploration & Production 1.95%

Anadarko Petroleum Corp.	6.375%	9/15/2017	1,500	1,564,174
Anadarko Petroleum Corp.	8.70%	3/15/2019	1,000	1,139,219
Canadian Natural Resources Ltd. (Canada)(a)	1.75%	1/15/2018	500	499,459
Canadian Natural Resources Ltd. (Canada)(a)	5.70%	5/15/2017	3,000	3,070,587
Canadian Natural Resources Ltd. (Canada)(a)	5.90%	2/1/2018	250	262,431
Nexen Energy ULC (Canada)(a)	6.20%	7/30/2019	250	278,552
Noble Energy, Inc.	5.625%	5/1/2021	500	521,385
Pioneer Natural Resources Co.	6.875%	5/1/2018	800	859,723
Pioneer Natural Resources Co.	7.50%	1/15/2020	97	112,302
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	250	285,116
Total				8,592,948

Food & Drug Retailers 0.12%

Koninklijke Ahold Delhaize NV (Netherlands)(a)	6.50%	6/15/2017	500	517,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.06%

Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%	6/30/2020	$250	$271,358

Forestry/Paper 0.19%

Georgia-Pacific LLC†	5.40%	11/1/2020	250	282,966
International Paper Co.	9.375%	5/15/2019	250	297,384
WestRock RKT Co.	4.45%	3/1/2019	250	264,918
Total				845,268

Gas Distribution 3.74%

Buckeye Partners LP	2.65%	11/15/2018	250	252,624
Buckeye Partners LP	6.05%	1/15/2018	250	262,579
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	250	251,590
Enbridge Energy Partners LP	6.50%	4/15/2018	250	265,326
Enterprise Products Operating LLC	6.30%	9/15/2017	1,000	1,045,172
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	750	851,262
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	250	258,594
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	500	567,854
Kinder Morgan, Inc.	7.00%	6/15/2017	750	776,272
Magellan Midstream Partners LP	5.65%	10/15/2016	1,500	1,501,680
Magellan Midstream Partners LP	6.55%	7/15/2019	500	560,413
ONEOK Partners LP	2.00%	10/1/2017	1,000	1,001,025
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,000	1,034,863
Sempra Energy	6.15%	6/15/2018	500	537,726
Sempra Energy	9.80%	2/15/2019	300	355,347
Spectra Energy Capital LLC	6.20%	4/15/2018	255	269,821
Spire, Inc.	1.567%#	8/15/2017	3,600	3,591,018
Texas Eastern Transmission LP†	6.00%	9/15/2017	500	519,606
TransCanada PipeLines Ltd. (Canada)(a)	1.875%	1/12/2018	1,000	1,004,200
TransCanada PipeLines Ltd. (Canada)(a)	7.125%	1/15/2019	500	556,914
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	1,000	1,038,309
Total				16,502,195

Health Facilities 0.45%

Laboratory Corp. of America Holdings	2.20%	8/23/2017	250	251,700
Laboratory Corp. of America Holdings	2.50%	11/1/2018	725	737,540
Northwell Healthcare, Inc.	3.979%	11/1/2046	1,000	1,013,925
Total				2,003,165

Hotels 0.19%

Hyatt Hotels Corp.†	6.875%	8/15/2019	500	571,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)

Wyndham Worldwide Corp.	2.50%	3/1/2018	$250	$252,696
Total				823,869

Insurance Brokerage 0.25%

Willis North America, Inc.	6.20%	3/28/2017	1,000	1,021,908
Willis North America, Inc.	7.00%	9/29/2019	75	84,156
Total				1,106,064

Integrated Energy 1.45%

CNPC General Capital Ltd. (China)†	1.717%#	5/14/2017	2,000	2,001,016
Eni SpA (Italy)†(a)	4.15%	10/1/2020	250	264,506
Hess Corp.	1.30%	6/15/2017	250	250,002
Petroleos Mexicanos (Mexico)†(a)	5.50%	2/4/2019	500	528,500
Petroleos Mexicanos (Mexico)(a)	5.75%	3/1/2018	500	526,000
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	560	564,781
Sinopec Group Overseas Development 2014 Ltd.†	1.445%#	4/10/2017	2,000	2,001,006
Suncor Energy, Inc. (Canada)(a)	6.10%	6/1/2018	250	268,639
Total				6,404,450

Investments & Miscellaneous Financial Services 0.71%

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,000	3,135,000

Life Insurance 0.30%

Lincoln National Corp.	8.75%	7/1/2019	250	294,450
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	1,000	1,031,146
Total				1,325,596

Managed Care 0.06%

Anthem, Inc.	2.25%	8/15/2019	250	253,393

Media: Content 0.60%

Activision Blizzard, Inc.†	5.625%	9/15/2021	1,000	1,043,411
Discovery Communications LLC	5.625%	8/15/2019	250	274,162
Scripps Networks Interactive, Inc.	2.75%	11/15/2019	250	256,859
Sirius XM Radio, Inc.†	5.25%	8/15/2022	1,000	1,061,250
Total				2,635,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.39%

Viacom, Inc.	2.20%	4/1/2019	$1,000	$1,002,785
Viacom, Inc.	3.50%	4/1/2017	450	454,077
Viacom, Inc.	6.125%	10/5/2017	250	261,074
Total				1,717,936

Medical Products 0.33%

Life Technologies Corp.	6.00%	3/1/2020	250	279,772
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	903	909,367
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	250	255,665
Total				1,444,804

Metals/Mining (Excluding Steel) 0.80%

Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	250	279,276
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	1,760	1,762,234
Glencore Funding LLC†	2.04%#	1/15/2019	500	497,500
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	1,000	1,003,609
Total				3,542,619

Multi-Line Insurance 0.06%

Kemper Corp.	6.00%	5/15/2017	250	256,782

Non-Electric Utilities 0.06%

United Utilities plc (United Kingdom)(a)	4.55%	6/19/2018	250	260,137

Oil Field Equipment & Services 0.85%

Cameron International Corp.	1.40%	6/15/2017	1,000	1,000,100
FMC Technologies, Inc.	2.00%	10/1/2017	250	249,091
Halliburton Co.	2.00%	8/1/2018	250	251,774
Halliburton Co.	5.90%	9/15/2018	250	269,927
National Oilwell Varco, Inc.	1.35%	12/1/2017	2,000	1,992,150
Total				3,763,042

Oil Refining & Marketing 0.34%

Valero Energy Corp.	6.125%	6/15/2017	876	907,176
Valero Energy Corp.	9.375%	3/15/2019	500	588,942
Total				1,496,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.18%

Mattel, Inc.	1.70%	3/15/2018	$250	$250,863
Newell Brands, Inc.	6.25%	4/15/2018	500	533,765
Total				784,628

Pharmaceuticals 1.76%

Actavis Funding SCS (Luxembourg)(a)	2.10%#	3/12/2020	1,000	1,017,331
Actavis, Inc.	1.875%	10/1/2017	250	250,924
Baxalta, Inc.	1.646%#	6/22/2018	800	797,408
Forest Laboratories LLC†	4.375%	2/1/2019	1,000	1,054,006
Mylan, Inc.	1.35%	11/29/2016	1,000	1,000,544
Mylan, Inc.	2.55%	3/28/2019	250	253,325
Mylan, Inc.	2.60%	6/24/2018	500	507,296
Perrigo Co. plc (Ireland)(a)	2.30%	11/8/2018	250	250,985
Shire Acquisitions Investments Ireland DAC (Ireland)(a)	1.90%	9/23/2019	1,500	1,500,306
Zoetis, Inc.	1.875%	2/1/2018	1,125	1,128,916
Total				7,761,041

Printing & Publishing 0.06%

Thomson Reuters Corp.	1.65%	9/29/2017	250	250,681

Real Estate Investment Trusts 3.12%

Brandywine Operating Partnership LP	4.95%	4/15/2018	500	521,727
Brandywine Operating Partnership LP	5.70%	5/1/2017	500	511,006
DDR Corp.	4.75%	4/15/2018	790	820,466
DDR Corp.	7.50%	4/1/2017	2,000	2,058,894
DDR Corp.	7.50%	7/15/2018	500	547,935
Digital Realty Trust LP	3.40%	10/1/2020	250	260,777
Digital Realty Trust LP	5.875%	2/1/2020	250	277,911
First Industrial LP	7.50%	12/1/2017	500	530,568
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	250	290,177
HCP, Inc.	2.625%	2/1/2020	250	253,783
HCP, Inc.	3.75%	2/1/2019	250	258,934
HCP, Inc.	6.70%	1/30/2018	1,000	1,067,236
Hospitality Properties Trust	6.70%	1/15/2018	987	1,025,491
Kilroy Realty LP	4.80%	7/15/2018	250	261,469
Kilroy Realty LP	6.625%	6/1/2020	500	573,844
Kimco Realty Corp.	4.30%	2/1/2018	250	257,319
Kimco Realty Corp.	6.875%	10/1/2019	250	286,511
Liberty Property LP	7.50%	1/15/2018	500	536,147
National Retail Properties, Inc.	6.875%	10/15/2017	250	263,234
SL Green Realty Corp.	5.00%	8/15/2018	500	522,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Vornado Realty LP	2.50%	6/30/2019	$250	$253,684
WEA Finance LLC/Westfield UK & Europe Finance plc†	2.70%	9/17/2019	1,000	1,025,920
Welltower, Inc.	2.25%	3/15/2018	500	504,573
Welltower, Inc.	4.125%	4/1/2019	500	526,090
Welltower, Inc.	6.125%	4/15/2020	290	328,767
Total				13,764,782

Software/Services 2.05%

Alibaba Group Holding Ltd. (China)(a)	1.625%	11/28/2017	250	250,633
Baidu, Inc. (China)(a)	2.25%	11/28/2017	250	252,314
Baidu, Inc. (China)(a)	2.75%	6/9/2019	1,000	1,026,148
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	250	254,140
eBay, Inc.	1.237%#	8/1/2019	1,000	995,711
Fidelity National Information Services, Inc.	2.85%	10/15/2018	1,150	1,180,779
Hewlett Packard Enterprise Co.†	2.45%	10/5/2017	3,000	3,024,777
Symantec Corp.	2.75%	6/15/2017	1,000	1,006,460
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	1,000	1,036,545
Total				9,027,507

Specialty Retail 0.06%

Marks & Spencer plc (United Kingdom)†(a)	6.25%	12/1/2017	250	263,219

Steel Producers/Products 0.30%

Nucor Corp.	5.75%	12/1/2017	1,000	1,041,331
Nucor Corp.	5.85%	6/1/2018	250	267,266
Total				1,308,597

Support: Services 0.77%

ERAC USA Finance LLC†	6.375%	10/15/2017	2,000	2,096,324
Expedia, Inc.	7.456%	8/15/2018	250	275,411
Western Union Co. (The)	2.875%	12/10/2017	500	507,320
Western Union Co. (The)	3.35%	5/22/2019	250	256,307
Western Union Co. (The)	3.65%	8/22/2018	250	257,935
Total				3,393,297

Technology Hardware & Equipment 1.01%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	1,000	1,029,121
Hewlett Packard Enterprise Co.†	2.594%#	10/5/2017	2,000	2,015,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)

Hewlett Packard Enterprise Co.†	2.784%#	10/5/2018	$1,150	$1,169,680
NetApp, Inc.	2.00%	12/15/2017	250	250,623
Total				4,464,822

Telecommunications: Wireless 0.19%

American Tower Corp.	7.25%	5/15/2019	250	280,666
Rogers Communications, Inc. (Canada)(a)	6.80%	8/15/2018	515	564,677
Total				845,343

Telecommunications: Wireline Integrated & Services 0.58%

BellSouth LLC†	4.40%	4/26/2021	2,000	2,037,094
Telefonica Emisiones SAU (Spain)(a)	6.221%	7/3/2017	500	517,629
Total				2,554,723

Transportation: Infrastructure/Services 0.06%

HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	251,662

Trucking & Delivery 0.60%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	500	507,643
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	1,125	1,147,272
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,000	1,013,795
Total				2,668,710
Total Corporate Bonds (cost $177,918,200)				178,737,156

FLOATING RATE LOANS(b) 4.32%

Aerospace/Defense 0.32%

Harris Corp. 3 Year Tranche Term Loan	2.03%	3/16/2018	946	942,882
Harris Corp. 5 Year Tranche Term Loan	2.03%	3/16/2020	474	470,852
Total				1,413,734

Cable & Satellite Television 0.39%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,702	1,709,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.27%

Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(a)	3.00%	10/14/2021	$1,179	$1,186,260

Gaming 0.89%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	1,693	1,703,994
Seminole Tribe of Florida Initial Term Loan	3.088%	4/29/2020	2,203	2,213,822
Total				3,917,816

Health Facilities 0.06%

Laboratory Corp. of America Holdings Term Loan	1.784%	12/19/2019	250	250,312

Media: Content 0.47%

AMC Networks, Inc. Term Loan A	2.017%	12/31/2019	2,108	2,099,482

Medical Products 0.34%

Boston Scientific Corp. Term Loan	2.063%	8/6/2018	500	498,750
Medtronic, Inc. Term Loan	1.409%	1/26/2018	1,000	995,625
Total				1,494,375

Packaging 0.45%

Ball Corp. USD Term Loan A	2.284%	3/18/2021	1,000	999,375
Owens llinois, Inc. Term Loan A	2.247% - 2.2724%	4/22/2020	974	967,728
Total				1,967,103

Specialty Retail 0.22%

PVH Corp. Tranche A Term Loan	2.035%	5/19/2021	968	968,993

Support: Services 0.20%

Activision Blizzard, Inc. Term Loan	1.784%	8/23/2021	883	883,266

Telecommunications: Wireline Integrated & Services 0.50%

American Tower Corp. Term Loan	1.25%	1/29/2021	500	495,650
AT&T, Inc. Tranche A Advance Term Loan	1.839%	1/16/2018	727	727,331
Verizon Communications Inc. 5 year Term Loan	1.796%	7/31/2019	1,000	1,000,210
Total				2,223,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Theaters & Entertainment 0.21%

Kasima LLC Term Loan	3.34%		5/17/2021		$947	$950,610
Total Floating Rate Loans (cost $19,017,447)						19,064,733

FOREIGN GOVERNMENT OBLIGATION(c) 1.78%

Brazil

Brazil Letras do Tesouro Nacional (cost $6,321,159)	Zero Coupon		7/1/2017	BRL	28,000	7,872,338

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.45%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#	10/25/2030		376	393,578
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.302	%#	9/25/2044		500	510,944
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169	%#	11/25/2044		100	104,007
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047		27	28,078
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883	%#	2/25/2045		100	100,102
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045		261	269,169
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#	4/25/2045		1,007	1,029,233
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.952	%#	6/25/2047		200	207,179
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045		303	312,662
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#	8/25/2045		200	201,707
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.485	%#	5/25/2045		100	102,757
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046		400	410,663
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.08	%#	10/25/2047		415	420,735
Government National Mortgage Assoc. 2013-171 IO	1.024	%#	6/16/2054		16,478	1,204,387
Government National Mortgage Assoc. 2013-193 IO	1.056	%#	1/16/2055		1,739	126,633
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048		1,527	1,586,367
Government National Mortgage Assoc. 2014-15 IO	0.946	%#	8/16/2054		17,211	1,113,739
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		114	116,553
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		136	136,520
Government National Mortgage Assoc. 2014-78 IO	0.743	%#	3/16/2056		947	54,589
Government National Mortgage Assoc. 2015-33 AS	2.90	%#	5/16/2054		399	412,584
Government National Mortgage Assoc. 2015-41 AD	2.90	%#	8/16/2055		415	427,703
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053		1,482	1,529,347
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,072,458)						10,799,236

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.95%

Federal Home Loan Mortgage Corp.	2.649	%#	2/1/2038		506	536,890
Federal Home Loan Mortgage Corp.	2.715	%#	5/1/2036		302	319,600
Federal Home Loan Mortgage Corp.	2.727	%#	4/1/2037		380	399,034
Federal Home Loan Mortgage Corp.	2.825	%#	12/1/2036		516	545,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.966	%#	12/1/2035	$497	$529,654
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	52	54,423
Federal National Mortgage Assoc.	2.325	%#	12/1/2035	458	483,822
Federal National Mortgage Assoc.	2.516	%#	2/1/2036	283	296,091
Federal National Mortgage Assoc.	2.657	%#	1/1/2038	236	247,977
Federal National Mortgage Assoc.	2.702	%#	3/1/2038	165	173,635
Federal National Mortgage Assoc.	2.711	%#	9/1/2038	226	238,990
Federal National Mortgage Assoc.	2.714	%#	1/1/2038	338	356,987
Federal National Mortgage Assoc.	2.735	%#	11/1/2036	1,202	1,271,663
Federal National Mortgage Assoc.	2.766	%#	8/1/2038	183	192,375
Federal National Mortgage Assoc.	2.783	%#	11/1/2038	428	452,287
Federal National Mortgage Assoc.	2.978	%#	12/1/2038	134	142,375
Federal National Mortgage Assoc.	3.361	%#	12/1/2040	844	884,239
Federal National Mortgage Assoc.	3.432	%#	12/1/2040	805	847,951
Federal National Mortgage Assoc.	3.462	%#	11/1/2040	2,680	2,840,444
Federal National Mortgage Assoc.	3.475	%#	10/1/2040	890	939,425
Federal National Mortgage Assoc.	5.50%		11/1/2034	561	639,365
Federal National Mortgage Assoc.	5.50%		2/1/2034	527	599,175
Total Government Sponsored Enterprises Pass-Throughs (cost $12,937,997)					12,992,153

MUNICIPAL BONDS 0.49%

Nursing Home 0.17%

New Jersey Econ Dev Auth	2.421%		6/15/2018	750	766,050

Transportation Infrastructure 0.32%

New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	300	307,722
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	671,905
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2017	400	410,644
Total					1,390,271
Total Municipal Bonds (cost $2,129,498)					2,156,321

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.76%

A10 Bridge Asset Financing LLC 2015-AA A†	2.574	%#	5/15/2030	1,418	1,418,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	710	742,506
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808	%#	6/15/2028	100	101,282
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#	6/15/2028	200	200,950
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#	6/15/2028	340	343,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	$449	$452,255
Banc of America Commercial Mortgage Trust 2007-2 AM	5.801	%#	4/10/2049	500	508,644
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	710,861
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.717	%#	6/24/2049	1,759	1,776,684
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	125	125,067
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	1,446	1,462,031
BB-UBS Trust 2012-TFT B†	3.584	%#	6/5/2030	1,086	1,090,375
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	283	282,661
BBCMS Trust 2015-VFM X IO†	0.605	%#	3/12/2036	54,339	1,512,533
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.91	%#	6/11/2040	1,230	1,259,487
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#	6/11/2050	1,150	1,186,215
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	78	85,311
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	639,636
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	640,967
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.885	%#	12/15/2047	133	154,099
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.474	%#	6/15/2031	268	268,358
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	331,465
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	248,532
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#	4/10/2028	111	106,374
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	250,086
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	750	747,237
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.444	%#	5/10/2047	4,372	313,439
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319	%#	7/10/2047	3,784	68,303
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.59	%#	6/10/2048	4,034	122,509
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.624	%#	9/15/2027	3,792	3,720,307
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	509,610
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	285,712
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		10/1/2031	100	100,525
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	189	189,988
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	342	343,777
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO	1.00	%#	9/10/2031	47,247	1,825,955
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526	%#	4/15/2047	925	935,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.188	%#	7/10/2046	$100	$111,949
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525	%#	2/10/2029	8,000	12,022
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	412,828
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	331	330,437
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	2,000	2,088,387
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	474	474,694
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.117	%#	6/8/2030	225	223,849
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.267	%#	6/8/2030	600	600,076
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.431	%#	8/10/2047	1,697	106,274
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.477	%#	7/13/2031	468	468,512
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.125	%#	10/10/2047	58,568	319,705
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.675	%#	6/15/2034	182	182,169
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.275	%#	6/15/2034	1,375	1,364,790
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.925	%#	6/15/2034	375	371,507
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.237	%#	9/10/2047	3,721	197,920
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#	5/10/2048	1,000	957,385
Commercial Mortgage Trust 2006-GG7 AM	5.951	%#	7/10/2038	426	425,793
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	111	115,575
Core Industrial Trust 2015-WEST XA IO†	1.076	%#	2/10/2037	2,882	192,966
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	42	42,958
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	359,834
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	895	987,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.857%#	11/22/2046	$165	$161,502
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.874%#	9/15/2038	152	148,904
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.324%#	9/15/2038	465	454,323
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%#	9/15/2037	20,000	843,700
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.844%#	4/15/2029	507	508,283
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.374%#	4/15/2029	478	474,830
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	657	683,754
DBUBS Mortgage Trust 2011-LC2A B†	4.998%#	7/10/2044	100	110,307
DBUBS Mortgage Trust 2011-LC2A D†	5.727%#	7/10/2044	300	316,943
DBUBS Mortgage Trust 2011-LC3A A3	4.638%	8/10/2044	311	316,043
DBWF Mortgage Trust 2015-LCM A1†	2.998%	6/10/2034	347	361,161
DBWF Mortgage Trust 2015-LCM XA IO†	0.421%#	6/10/2034	905	20,198
GRACE Mortgage Trust 2014-GRCE A†	3.369%	6/10/2028	300	319,787
Great Wolf Trust 2015-WOLF A†	1.974%#	5/15/2034	450	451,031
Great Wolf Trust 2015-WOLF C†	3.024%#	5/15/2034	151	150,130
Great Wolf Trust 2015-WOLF E†	4.974%#	5/15/2034	170	168,929
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	248	253,360
GS Mortgage Securities Corp. II 2013-KING C†	3.55%#	12/10/2027	2,250	2,281,593
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%	4/10/2034	120	129,823
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%	6/5/2031	408	414,936
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	761	777,629
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%	1/10/2030	200	200,532
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%	1/10/2031	130	134,468
GS Mortgage Securities Trust 2006-GG8 AM	5.591%	11/10/2039	282	282,097
GS Mortgage Securities Trust 2010-C1 D†	6.212%#	8/10/2043	100	103,771
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	832	818,720
H/2 Asset Funding 2015-1A-AFL	2.174%	6/24/2049	727	724,605
H/2 Asset Funding 2015-1A-AFX	3.353%	6/24/2049	363	364,035
H/2 Asset Funding 2015-1A-BFX	3.993%	6/24/2049	369	363,799
HILT Mortgage Trust 2014-ORL B†	1.724%#	7/15/2029	200	194,846
HILT Mortgage Trust 2014-ORL C†	2.124%#	7/15/2029	750	736,413
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	140	141,139
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	374	395,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#	11/15/2043	$250	$275,921
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	632	681,566
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.424	%#	4/15/2027	400	392,045
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.774	%#	4/15/2027	250	246,220
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	199	206,215
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.395	%#	4/15/2047	1,916	75,692
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.435	%#	4/15/2047	1,000	21,931
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,546	2,630,604
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,393,994
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	866	872,343
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#	6/10/2027	1,487	16,320
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#	6/10/2027	661	1,348
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.724	%#	12/15/2030	250	248,493
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.624	%#	12/15/2030	500	495,872
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.624	%#	7/15/2031	250	246,356
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.444	%#	6/15/2029	1,021	1,016,269
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.224	%#	6/15/2029	150	147,718
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	35,248
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.09	%#	5/15/2048	2,969	129,412
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.206	%#	9/5/2032	46,250	252,525
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	157	159,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#	11/14/2027	$1,816	$1,865,093
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	156	156,931
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	126	127,350
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	738	738,390
LMREC, Inc. 2015-CRE1 A†	2.293	%#	2/22/2032	755	746,797
LMREC, Inc. 2015-CRE1 B†	4.043	%#	2/22/2032	100	96,362
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	1,722	34,320
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	296	300,682
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	153	153,259
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	41,164
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.893	%#	7/15/2050	9,896	416,218
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	250,088
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	499,448
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316	%#	9/13/2031	124,205	804,414
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	447,668
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.902	%#	4/12/2049	175	175,636
Morgan Stanley Capital I Trust 2007-IQ15 AM	6.103	%#	6/11/2049	813	830,662
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%		7/15/2049	789	864,696
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.726	%#	3/15/2045	18,890	1,616,992
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	639	639,777
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#	7/13/2029	100,000	552,000
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.827	%#	8/15/2049	1,123	125,527
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.137	%#	8/15/2049	1,538	128,086
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	914,132
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	422	423,447
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	322,235
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	550	553,060
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	189	193,064
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	12	11,783
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.525	%#	8/25/2029	321	324,442
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,913	1,901,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RBSCF Trust 2010-RR3 WBTB†	6.158	%#	2/16/2051	$1,500	$1,507,642
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.58	%#	4/15/2032	301	298,316
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	448	459,309
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.465	%#	10/15/2044	3,500	3,489,671
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795	%#	7/15/2045	212	211,840
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	166	166,997
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591	%#	4/15/2047	2,075	2,103,115
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799	%#	11/15/2043	250	274,803
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.50	%#	2/15/2048	68,008	1,917,726
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.904	%#	6/15/2048	2,475	116,207
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#	6/15/2048	40,645	153,841
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.622	%#	4/15/2050	24,333	856,020
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.966	%#	12/15/2047	2,599	134,661
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012	%#	10/15/2049	4,661	398,259
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	19	19,514
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,044,569
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	525	534,030
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	495	496,424
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.345	%#	5/15/2047	3,840	225,407
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#	5/15/2047	765	31,691
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.759	%#	8/15/2047	15,000	669,777
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.088	%#	9/15/2057	12,795	653,963
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496	%#	9/15/2057	14,000	434,188
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.841	%#	10/15/2057	7,866	292,574
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	5,000	99,002
Total Non-Agency Commercial Mortgage-Backed Securities (cost $93,002,488)					91,606,112

U.S. TREASURY OBLIGATIONS 0.59%

U.S. Treasury Note	0.875%		10/15/2017	2,224	2,228,648
U.S. Treasury Note	1.375%		5/31/2021	362	365,974
Total U.S. Treasury Obligations (cost $2,589,344)					2,594,622
Total Long-Term Investments (cost $393,725,295)					$394,777,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 8.77%

COMMERCIAL PAPER 2.22%

Auto Loans 0.22%

VW Credit, Inc.	Zero Coupon	12/7/2016	$1,000	$998,325

Chemicals 0.57%

Albemarle Corp.	Zero Coupon	10/4/2016	1,000	999,892
Albemarle Corp.	Zero Coupon	11/14/2016	250	249,588
Albemarle Corp.	Zero Coupon	11/15/2016	250	249,578
Potash Corp. of Saskatchewan, Inc.	Zero Coupon	10/3/2016	1,000	999,951
Total				2,499,009

Diversified Capital Goods 0.34%

Pentair Finance SA	Zero Coupon	11/10/2016	1,000	998,333
Pentair Finance SA	Zero Coupon	10/13/2016	500	499,750
Total				1,498,083

Electric: Generation 0.18%

American Electric Power Co., Inc.	Zero Coupon	10/25/2016	800	799,557

Integrated Energy 0.34%

Eni Finance USA, Inc.	Zero Coupon	11/8/2016	1,500	1,498,480

Managed Care 0.23%

Humana, Inc.	Zero Coupon	10/6/2016	1,000	999,878

Telecommunications: Wireline Integrated & Services 0.34%

Bell Canada, Inc.	Zero Coupon	11/18/2016	1,500	1,498,280
Total Commercial Paper (cost $9,791,612)				9,791,612

CORPORATE BONDS 6.55%

Auto Loans 0.16%

Ford Motor Credit Co. LLC	3.00%	6/12/2017	500	505,370
Ford Motor Credit Co. LLC	8.00%	12/15/2016	191	193,714
Total				699,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking 1.73%

Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	$250	$252,049
Bank of America Corp.	5.42%	3/15/2017	1,000	1,017,368
Bank of America NA	5.30%	3/15/2017	1,500	1,526,391
Comerica Bank	5.75%	11/21/2016	2,326	2,339,279
Compass Bank	1.85%	9/29/2017	500	499,512
First Midwest Bancorp, Inc.	5.875%	11/22/2016	1,000	1,005,032
Intesa Sanpaolo SpA (Italy)(a)	2.375%	1/13/2017	1,000	1,001,458
Total				7,641,089

Chemicals 0.06%

Valspar Corp. (The)	6.05%	5/1/2017	250	257,003

Consumer/Commercial/Lease Financing 0.06%

Discover Financial Services	6.45%	6/12/2017	250	258,083

Electric: Integrated 0.35%

Appalachian Power Co.	5.00%	6/1/2017	250	256,223
Israel Electric Corp. Ltd. (Israel)†(a)	6.70%	2/10/2017	1,000	1,017,710
Jersey Central Power & Light Co.	5.65%	6/1/2017	250	256,775
Total				1,530,708

Energy: Exploration & Production 0.48%

ConocoPhillips Canada Funding Co. I	5.625%	10/15/2016	1,595	1,596,925
Devon Energy Corp.	1.39%#	12/15/2016	250	249,699
Pioneer Natural Resources Co.	6.65%	3/15/2017	250	255,754
Total				2,102,378

Food: Wholesale 0.17%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	250	253,273
Bunge NA Finance LP	5.90%	4/1/2017	250	255,430
ConAgra Foods, Inc.	5.819%	6/15/2017	250	257,192
Total				765,895

Gas Distribution 1.03%

Enbridge, Inc. (Canada)(a)	1.296%#	10/1/2016	700	700,000
Energy Transfer Partners LP	6.125%	2/15/2017	1,700	1,725,918
ONEOK Partners LP	6.15%	10/1/2016	358	358,000
Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	500	506,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Sempra Energy	2.30%	4/1/2017	$1,000	$1,005,080
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	250	256,908
Total				4,551,921

Hotels 0.17%

Marriott International, Inc.	6.375%	6/15/2017	250	258,383
Wyndham Worldwide Corp.	2.95%	3/1/2017	500	502,325
Total				760,708

Integrated Energy 0.45%

CNOOC Nexen Finance 2014 ULC (Canada)(a)	1.625%	4/30/2017	2,000	2,002,220

Managed Care 0.06%

Anthem, Inc.	5.875%	6/15/2017	250	257,884

Media: Diversified 0.17%

Viacom, Inc.	2.50%	12/15/2016	750	751,865

Medical Products 0.51%

Thermo Fisher Scientific, Inc.	1.30%	2/1/2017	1,000	1,002,124
Zimmer Biomet Holdings, Inc.	1.45%	4/1/2017	1,255	1,255,783
Total				2,257,907

Metals/Mining (Excluding Steel) 0.11%

Glencore Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	500	501,764

Rail 0.06%

Kansas City Southern	1.443%#	10/28/2016	250	249,999

Real Estate Investment Trusts 0.80%

Equity Commonwealth	6.25%	6/15/2017	250	252,131
HCP, Inc.	5.625%	5/1/2017	250	255,905
HCP, Inc.	6.00%	1/30/2017	1,500	1,521,576
Highwoods Realty LP	5.85%	3/15/2017	1,000	1,018,084
Liberty Property LP	5.50%	12/15/2016	500	504,083
Total				3,551,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.06%

Fidelity National Information Services, Inc.	1.45%	6/5/2017	$250	$250,124

Steel Producers/Products 0.06%

Reliance Steel & Aluminum Co.	6.20%	11/15/2016	250	251,099

Trucking & Delivery 0.06%

Ryder System, Inc.	3.50%	6/1/2017	250	253,791
Total Corporate Bonds (cost $28,875,132)				28,895,301
Total Short-Term Investments (cost $38,666,744)				$38,686,913
Total Investments in Securities 98.25% (cost $432,392,039)				433,464,797
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 1.75%				7,713,240
Net Assets 100.00%				$441,178,037

BRL	Brazilian real.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at September 30, 2016.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	10/3/2016	240,500,000	$15,486,156	$15,658,062	$171,906
Brazilian real	Buy	Goldman Sachs	10/13/2016	12,980,000	3,780,289	3,980,527	200,238
Brazilian real	Buy	Morgan Stanley	12/9/2016	1,030,000	308,577	310,788	2,211
Brazilian real	Buy	Morgan Stanley	10/13/2016	3,700,000	1,127,190	1,134,665	7,475
Brazilian real	Buy	Morgan Stanley	10/13/2016	740,000	223,053	226,933	3,880
Brazilian real	Buy	State Street Bank and Trust	12/9/2016	36,000,000	10,779,089	10,862,492	83,403
Brazilian real	Buy	State Street Bank and Trust	10/13/2016	5,060,000	1,527,086	1,551,731	24,645
Chilean peso	Buy	J.P. Morgan	11/14/2016	181,000,000	264,318	274,293	9,975
Chilean peso	Buy	Morgan Stanley	11/14/2016	5,350,000,000	8,080,961	8,107,568	26,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Chilean peso	Buy	State Street Bank and Trust	12/9/2016	10,220,000,000	$15,033,833	$15,456,317	$422,484
Chinese yuan renminbi	Buy	Bank of America	10/13/2016	99,300,000	14,758,908	14,891,384	132,476
Chinese yuan renminbi	Buy	Bank of America	10/11/2016	29,900,000	4,467,871	4,483,527	15,656
Chinese yuan renminbi	Buy	Standard Chartered Bank	12/9/2016	39,500,000	5,878,851	5,896,456	17,605
Chinese yuan renminbi	Buy	UBS AG	10/11/2016	1,500,000	224,098	224,926	828
Colombian peso	Buy	J.P. Morgan	11/15/2016	1,070,000,000	353,492	368,221	14,729
Colombian peso	Buy	State Street Bank and Trust	12/9/2016	53,200,000,000	17,665,615	18,239,817	574,202
Colombian peso	Buy	State Street Bank and Trust	10/13/2016	6,910,000,000	2,317,625	2,392,493	74,868
Colombian peso	Buy	State Street Bank and Trust	11/15/2016	25,700,000,000	8,234,540	8,844,176	609,636
Czech koruna	Buy	Citibank	10/13/2016	185,000,000	7,575,460	7,693,901	118,441
euro	Buy	State Street Bank and Trust	10/13/2016	240,000	268,065	269,715	1,650
Hungarian forint	Buy	Citibank	11/14/2016	36,600,000	132,477	133,487	1,010
Hungarian forint	Buy	Standard Chartered Bank	11/14/2016	4,545,000,000	16,368,233	16,576,426	208,193
Hungarian forint	Buy	State Street Bank and Trust	10/13/2016	80,000,000	282,965	291,769	8,804
Indian rupee	Buy	J.P. Morgan	10/13/2016	66,730,000	981,352	1,000,781	19,429
Indian rupee	Buy	State Street Bank and Trust	12/9/2016	975,000,000	14,459,440	14,503,533	44,093
Indian rupee	Buy	State Street Bank and Trust	11/15/2016	1,280,000,000	18,870,706	19,108,755	238,049
Indonesian rupiah	Buy	Barclays Bank plc	11/14/2016	3,550,000,000	265,080	271,439	6,359
Indonesian rupiah	Buy	J.P. Morgan	12/9/2016	405,520,000,000	30,296,601	30,908,065	611,464
Indonesian rupiah	Buy	J.P. Morgan	10/13/2016	21,890,000,000	1,651,951	1,679,980	28,029
Indonesian rupiah	Buy	State Street Bank and Trust	11/14/2016	56,200,000,000	4,235,117	4,297,145	62,028
Israeli new shekel	Buy	Citibank	12/9/2016	2,300,000	613,796	614,724	928
Israeli new shekel	Buy	Morgan Stanley	10/13/2016	34,600,000	8,942,110	9,236,716	294,606
Japanese yen	Buy	State Street Bank and Trust	11/14/2016	13,600,000	133,940	134,339	399
Peruvian Nuevo sol	Buy	Standard Chartered Bank	11/14/2016	450,000	131,425	132,435	1,010
Peruvian Nuevo sol	Buy	UBS AG	12/9/2016	53,700,000	15,672,883	15,750,880	77,997
Polish zloty	Buy	Citibank	10/13/2016	20,970,000	5,439,584	5,482,683	43,099
Polish zloty	Buy	J.P. Morgan	10/13/2016	11,000,000	2,740,926	2,875,990	135,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Polish zloty	Buy	State Street Bank and Trust	11/14/2016	60,800,000	$15,882,304	$15,885,466	$3,162
Polish zloty	Buy	State Street Bank and Trust	12/9/2016	1,600,000	416,113	417,849	1,736
Romanian new leu	Buy	J.P. Morgan	12/9/2016	45,100,000	11,415,150	11,416,117	967
Romanian new leu	Buy	Standard Chartered Bank	11/14/2016	11,590,000	2,906,800	2,932,101	25,301
Russian ruble	Buy	Barclays Bank plc	11/14/2016	508,000,000	7,603,812	8,014,505	410,693
Russian ruble	Buy	State Street Bank and Trust	11/14/2016	14,800,000	220,764	233,493	12,729
Russian ruble	Buy	UBS AG	12/9/2016	1,427,000,000	21,572,347	22,364,148	791,801
South African rand	Buy	Bank of America	11/14/2016	3,900,000	263,777	281,988	18,211
South African rand	Buy	Citibank	10/13/2016	14,976,000	1,028,754	1,089,500	60,746
South African rand	Buy	Goldman Sachs	10/13/2016	31,930,000	2,208,493	2,322,899	114,406
South African rand	Buy	J.P. Morgan	10/13/2016	21,500,000	1,460,079	1,564,119	104,040
South African rand	Buy	State Street Bank and Trust	12/9/2016	231,500,000	16,204,109	16,657,488	453,379
South Korean won	Buy	State Street Bank and Trust	11/14/2016	1,550,000,000	1,389,449	1,406,517	17,068
South Korean won	Buy	UBS AG	12/9/2016	7,250,000,000	6,528,708	6,577,676	48,968
Thai baht	Buy	Barclays Bank plc	10/13/2016	36,000,000	1,023,600	1,038,806	15,206
Argentine peso	Sell	Standard Chartered Bank	10/3/2016	236,500,000	15,477,749	15,397,637	80,112
Argentine peso	Sell	Standard Chartered Bank	10/3/2016	4,000,000	262,467	260,425	2,042
Canadian dollar	Sell	J.P. Morgan	12/9/2016	5,872,000	4,563,604	4,477,931	85,673
Colombian peso	Sell	J.P. Morgan	10/13/2016	1,400,000,000	489,944	484,731	5,213
Indonesian rupiah	Sell	Standard Chartered Bank	10/13/2016	2,850,000,000	220,033	218,727	1,306
Japanese yen	Sell	J.P. Morgan	11/14/2016	903,000,000	9,041,476	8,919,736	121,740
Malaysian ringgit	Sell	Goldman Sachs	10/13/2016	900,000	221,683	218,073	3,610
Mexican peso	Sell	Citibank	10/13/2016	4,200,000	219,189	216,383	2,806
Philippine peso	Sell	J.P. Morgan	10/13/2016	8,450,000	180,567	174,941	5,626
Philippine peso	Sell	Standard Chartered Bank	11/14/2016	118,060,000	2,500,265	2,438,611	61,654
Philippine peso	Sell	UBS AG	10/13/2016	355,950,000	7,549,311	7,369,267	180,044
South African rand	Sell	J.P. Morgan	11/14/2016	12,100,000	878,525	874,886	3,639
South African rand	Sell	UBS AG	10/13/2016	64,716,000	4,729,299	4,708,071	21,228
Turkish lira	Sell	Barclays Bank plc	10/13/2016	400,000	133,681	133,017	664
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,947,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Bank of America	11/25/2016	133,500,000	$8,557,692	$8,466,055	$(91,637)
Argentine peso	Buy	J.P. Morgan	12/12/2016	160,000,000	10,195,953	10,062,366	(133,587)
Argentine peso	Buy	Standard Chartered Bank	10/31/2016	234,500,000	15,119,278	15,062,435	(56,843)
Brazilian real	Buy	State Street Bank and Trust	11/14/2016	17,900,000	5,472,333	5,440,225	(32,108)
Czech koruna	Buy	Morgan Stanley	12/9/2016	46,000,000	1,925,207	1,918,185	(7,022)
euro	Buy	Deutsche Bank AG	10/13/2016	4,000,000	4,536,324	4,495,257	(41,067)
euro	Buy	J.P. Morgan	10/13/2016	3,900,000	4,385,780	4,382,876	(2,904)
Malaysian ringgit	Buy	Bank of America	10/13/2016	27,430,000	6,844,427	6,646,367	(198,060)
Malaysian ringgit	Buy	Barclays Bank plc	10/13/2016	1,300,000	317,375	314,994	(2,381)
Malaysian ringgit	Buy	Goldman Sachs	12/9/2016	9,080,000	2,228,968	2,196,415	(32,553)
Malaysian ringgit	Buy	UBS AG	12/9/2016	37,830,000	9,248,710	9,150,921	(97,789)
Mexican peso	Buy	Goldman Sachs	10/13/2016	4,200,000	222,165	216,383	(5,782)
Mexican peso	Buy	J.P. Morgan	12/9/2016	80,200,000	4,333,702	4,105,850	(227,852)
Mexican peso	Buy	J.P. Morgan	11/14/2016	330,000,000	17,819,930	16,939,668	(880,262)
Peruvian Nuevo sol	Buy	Goldman Sachs	11/14/2016	12,200,000	3,622,328	3,590,482	(31,846)
Peruvian Nuevo sol	Buy	Standard Chartered Bank	11/14/2016	15,175,000	4,473,762	4,466,030	(7,732)
Philippine peso	Buy	Goldman Sachs	10/13/2016	364,400,000	7,687,308	7,544,208	(143,100)
Philippine peso	Buy	Morgan Stanley	11/14/2016	10,335,000	220,819	213,477	(7,342)
Philippine peso	Buy	State Street Bank and Trust	11/14/2016	397,000,000	8,414,582	8,200,309	(214,273)
Philippine peso	Buy	UBS AG	12/9/2016	370,000,000	7,899,231	7,629,164	(270,067)
Singapore dollar	Buy	Standard Chartered Bank	11/14/2016	2,510,000	1,872,366	1,841,042	(31,324)
South African rand	Buy	J.P. Morgan	11/14/2016	52,000,000	3,837,187	3,759,840	(77,347)
South Korean won	Buy	UBS AG	12/9/2016	2,238,000,000	2,030,816	2,030,461	(355)
Thai baht	Buy	State Street Bank and Trust	12/9/2016	70,000,000	2,019,503	2,018,336	(1,167)
Thai baht	Buy	UBS AG	11/14/2016	470,000,000	13,575,968	13,556,254	(19,714)
Turkish lira	Buy	Bank of America	11/14/2016	21,800,000	7,234,970	7,203,432	(31,538)
Turkish lira	Buy	Bank of America	11/14/2016	6,400,000	2,141,654	2,114,769	(26,885)
Turkish lira	Buy	Barclays Bank plc	10/13/2016	6,780,000	2,300,504	2,254,638	(45,866)
Turkish lira	Buy	Citibank	12/9/2016	6,470,000	2,166,204	2,127,453	(38,751)
Turkish lira	Buy	Deutsche Bank AG	12/9/2016	38,840,000	12,984,334	12,771,296	(213,038)
Chilean peso	Sell	J.P. Morgan	11/14/2016	120,000,000	180,679	181,852	(1,173)
Chilean peso	Sell	State Street Bank and Trust	11/14/2016	2,236,000,000	3,354,335	3,388,509	(34,174)
Chilean peso	Sell	UBS AG	11/14/2016	117,000,000	175,978	177,306	(1,328)
Chinese yuan renminbi	Sell	Barclays Bank plc	10/13/2016	1,470,000	219,505	220,446	(941)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Chinese yuan renminbi	Sell	State Street Bank and Trust	10/11/2016	30,000,000	$4,455,865	$4,495,864	$(39,999)
Chinese yuan renminbi	Sell	State Street Bank and Trust	10/11/2016	30,500,000	4,539,699	4,573,497	(33,798)
Chinese yuan renminbi	Sell	State Street Bank and Trust	10/11/2016	900,000	134,607	134,956	(349)
Colombian peso	Sell	Barclays Bank plc	10/13/2016	516,000,000	176,082	178,658	(2,576)
Czech koruna	Sell	Morgan Stanley	10/13/2016	2,120,000	87,700	88,168	(468)
euro	Sell	J.P. Morgan	10/13/2016	13,080,000	14,513,759	14,699,491	(185,732)
Hungarian forint	Sell	Bank of America	10/13/2016	80,000,000	287,771	291,769	(3,998)
Hungarian forint	Sell	Bank of America	11/14/2016	24,275,000	87,681	88,535	(854)
Indian rupee	Sell	Morgan Stanley	10/13/2016	14,750,000	219,370	221,213	(1,843)
Indian rupee	Sell	State Street Bank and Trust	10/13/2016	9,000,000	134,957	134,977	(20)
Indonesian rupiah	Sell	Goldman Sachs	10/13/2016	2,895,000,000	219,768	222,181	(2,413)
Indonesian rupiah	Sell	J.P. Morgan	10/13/2016	2,340,000,000	178,612	179,587	(975)
Israeli new shekel	Sell	State Street Bank and Trust	10/13/2016	330,000	87,330	88,096	(766)
Malaysian ringgit	Sell	Barclays Bank plc	10/13/2016	545,000	131,671	132,055	(384)
Peruvian Nuevo sol	Sell	State Street Bank and Trust	11/14/2016	750,000	219,394	220,726	(1,332)
Philippine peso	Sell	Goldman Sachs	11/14/2016	8,600,000	176,737	177,639	(902)
Polish zloty	Sell	J.P. Morgan	10/13/2016	500,000	130,683	130,727	(44)
Polish zloty	Sell	State Street Bank and Trust	10/13/2016	500,000	129,327	130,727	(1,400)
Polish zloty	Sell	State Street Bank and Trust	10/13/2016	500,000	129,615	130,727	(1,112)
Romanian new leu	Sell	Bank of America	11/14/2016	525,000	131,755	132,818	(1,063)
Russian ruble	Sell	State Street Bank and Trust	11/14/2016	14,000,000	219,436	220,872	(1,436)
Russian ruble	Sell	State Street Bank and Trust	11/14/2016	14,220,000	220,226	224,343	(4,117)
Russian ruble	Sell	UBS AG	11/14/2016	8,700,000	132,137	137,256	(5,119)
Singapore dollar	Sell	State Street Bank and Trust	11/14/2016	180,000	132,012	132,027	(15)
South African rand	Sell	Standard Chartered Bank	10/13/2016	1,200,000	85,929	87,300	(1,371)
South African rand	Sell	State Street Bank and Trust	10/13/2016	1,260,000	87,498	91,665	(4,167)
South African rand	Sell	State Street Bank and Trust	10/13/2016	1,230,000	88,294	89,482	(1,188)
Taiwan dollar	Sell	Bank of America	12/9/2016	142,000,000	4,549,576	4,558,285	(8,709)
Thai baht	Sell	State Street Bank and Trust	10/13/2016	7,660,000	219,296	221,035	(1,739)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,315,697)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Open Futures Contracts at September 30, 2016:
Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2016	380	Short	$(83,018,125)	$(7,673)
U.S. 5-Year Treasury Note	December 2016	159	Short	(19,320,984)	(71,295)
U.S. 10-Year Treasury Note	December 2016	34	Short	(4,458,250)	(4,840)
Totals				$(106,797,359)	$(83,808)

Credit Default Swaps on Indexes - Sell Protection at  September 30, 2016(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$857	$855	$(19)	$17	$(2)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	303,497	303,133	(9,892)	9,528	(364)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,00	857	855	(22)	20	(2)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	2,229	2,224	(110)	105	(5)
						$(10,043)	$9,670	$(373)

*	The referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(k)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(k)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $9,670. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Centrally Cleared Interest Rate Swap Contracts at September 30, 2016:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.7825%	3-Month LIBOR Index	10/6/2016	$23,000,000	$22,999,520	$(480)
1.524%	3-Month LIBOR Index	1/13/2021	38,000,000	37,410,065	(589,935)
Total					(590,415)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$—	$21,450,447	$1,996,394	(4)	$23,446,841
Remaining Industries	—	45,508,372	—		45,508,372
Corporate Bonds	—	207,632,457	—		207,632,457
Floating Rate Loans(5)
Aerospace/Defense	—	—	1,413,734		1,413,734
Cable & Satellite Television	—	1,709,591	—		1,709,591
Electronics	—	1,186,260	—		1,186,260
Gaming	—	3,917,816	—		3,917,816
Health Facilities	—	—	250,312		250,312
Media: Content	—	2,099,482	—		2,099,482
Medical Products	—	995,625	498,750		1,494,375
Packaging	—	967,728	999,375		1,967,103
Specialty Retail	—	968,993	—		968,993
Support: Services	—	883,266	—		883,266
Telecommunications: Wireline Integrated & Services	—	1,495,860	727,331		2,223,191
Theaters & Entertainment	—	950,610	—		950,610
Foreign Government Obligation	—	7,872,338	—		7,872,338
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	10,799,236	—		10,799,236
Government Sponsored Enterprises Pass-Throughs	—	12,992,153	—		12,992,153
Municipal Bonds	—	2,156,321	—		2,156,321
Non-Agency Commercial Mortgage-Backed Securities	—	83,926,309	7,679,803	(4)(6)	91,606,112
U.S. Treasury Obligations	—	2,594,622	—		2,594,622
Commercial Paper	—	9,791,612	—		9,791,612
Total	$—	$419,899,098	$13,565,699		$433,464,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(373)	—	(373)
Forward Foreign Currency Exchange Contracts
Assets	—	6,947,246	—	6,947,246
Liabilities	—	(3,315,697)	—	(3,315,697)
Futures Contracts
Assets	—	—	—	—
Liabilities	(83,808)	—	—	(83,808)
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(590,415)	—	(590,415)
Total	$(83,808)	$3,040,761	$—	$2,956,953

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

(6)

Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Citigroup Commercial Mortgage Trust 2016-SMPL B, Citigroup Commercial Mortgage Trust 2016-SMPL C, Citigroup Commercial Mortgage Trust 2016-SMPL D, Citigroup Commercial Mortgage Trust 2016-SMPL E, Citigroup Commercial Mortgage Trust 2016-SMPL XCP, Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX and Prima Capital CRE Securitization 2006-1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2016	$2,478,084	$2,100,819	$202,753	$5,621,235
Accrued discounts/premiums	—	158	—	517
Realized gain (loss)	—	352	—	22,227
Change in unrealized appreciation/depreciation	(16,808)	(5,689)	—	161,956
Purchases	—	3,249,802	—	2,722,566
Sales	—	(1.,455,940)	—	(588,534)
Net transfers in or out of Level 3	(464,882)	—	(202,753)	(290,164)
Balance as of September 30, 2016	$1,996,394	$3,889,502	$—	$7,679,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 6.91%

Brazil 0.47%

Banks: Regional

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$45,993

Colombia 0.92%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	90,871

Luxembourg 0.53%

Banks: Regional

Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	52,384

Mexico 2.15%

Media 0.74%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	73,071

Oil 1.41%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	139,062
Total					212,133

South Africa 1.86%

Electric: Power 1.21%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	44,821
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	74,127
Total					118,948

Transportation: Miscellaneous 0.65%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	64,557
Total					183,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Turkey 0.98%

Banks: Regional

Akbank TAS†	7.50%	2/5/2018	TRY	305	$96,911
Total Foreign Corporate Bonds (cost $1,059,033)					681,797

FOREIGN GOVERNMENT OBLIGATIONS(a) 83.60%

Brazil 9.86%

Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2019	BRL	1,700	409,454
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	1,193	364,482
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2025	BRL	700	199,110
Total					973,046

Colombia 6.43%

Colombian TES Series B	6.00%	4/28/2028	COP	960,000	306,421
Colombian TES Series B	7.00%	5/4/2022	COP	555,000	196,671
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	132,196
Total					635,288

Hungary 4.61%

Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	170,848
Hungary Government Bond	5.50%	12/20/2018	HUF	17,700	71,017
Hungary Government Bond	6.00%	11/24/2023	HUF	27,100	122,768
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	90,554
Total					455,187

Indonesia 12.22%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	174,738
Indonesia Treasury Bond	7.875%	4/15/2019	IDR	3,400,000	269,504
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	2,000,000	166,194
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,589,000	419,859
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	176,317
Total					1,206,612

Malaysia 4.75%

Malaysia Government Bond	3.48%	3/15/2023	MYR	940	227,357
Malaysia Government Bond	3.844%	4/15/2033	MYR	1,040	241,740
Total					469,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico 4.08%

Mexican Bonos	7.75%	5/29/2031	MXN	2,700	$157,798
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	89,544
Mexican Bonos	8.50%	5/31/2029	MXN	2,520	155,622
Total					402,964

Peru 1.76%

Peru Government Bond	6.85%	2/12/2042	PEN	132	41,652
Peru Government Bond	6.95%	8/12/2031	PEN	410	132,077
Total					173,729

Philippines 2.43%

Republic of Philippines	6.25%	1/14/2036	PHP	10,000	239,716

Poland 4.69%

Poland Government Bond	3.25%	7/25/2025	PLN	1,235	333,384
Poland Government Bond	5.75%	9/23/2022	PLN	418	129,426
Total					462,810

Romania 3.40%

Romania Government Bond	5.75%	4/29/2020	RON	460	132,511
Romania Government Bond	5.85%	4/26/2023	RON	670	203,005
Total					335,516

Russia 4.65%

Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	22,430	353,708
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	6,785	105,349
Total					459,057

South Africa 10.92%

Republic of South Africa	6.25%	3/31/2036	ZAR	3,753	200,019
Republic of South Africa	7.00%	2/28/2031	ZAR	4,250	259,245
Republic of South Africa	7.25%	1/15/2020	ZAR	2,330	166,823
Republic of South Africa	10.50%	12/21/2026	ZAR	5,525	451,945
Total					1,078,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Thailand 3.92%

Thailand Government Bond	3.58%	12/17/2027	THB	2,270	$74,358
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	122,183
Thailand Government Bond	3.875%	6/13/2019	THB	6,235	190,756
Total					387,297

Turkey 9.88%

Turkey Government Bond	7.10%	3/8/2023	TRY	1,260	375,530
Turkey Government Bond	7.40%	2/5/2020	TRY	1,095	350,258
Turkey Government Bond	8.30%	6/20/2018	TRY	750	249,896
Total					975,684
Total Foreign Government Obligations (cost $8,738,745)					8,254,035
Total Investments in Securities 90.51% (cost $9,797,778)					8,935,832
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 9.49%					937,046
Net Assets 100.00%					$9,872,878

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

Open Forward Foreign Currency Exchange Contracts at September 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	State Street Bank and Trust	12/21/2016	56,000	$16,728	$16,833	$105
Colombian peso	Buy	State Street Bank and Trust	12/21/2016	245,000,000	81,776	83,851	2,075
Colombian peso	Buy	State Street Bank and Trust	12/21/2016	26,000,000	8,829	8,898	69
Colombian peso	Buy	UBS AG	12/21/2016	35,000,000	11,801	11,979	178
Colombian peso	Buy	UBS AG	12/21/2016	65,300,000	21,770	22,349	579
Hungarian forint	Buy	State Street Bank and Trust	12/21/2016	28,600,000	104,350	104,359	9
Indian rupee	Buy	State Street Bank and Trust	12/21/2016	11,400,000	168,166	169,278	1,112
Indonesian rupiah	Buy	State Street Bank and Trust	12/21/2016	90,000,000	6,789	6,848	59
Malaysian ringgit	Buy	Bank of America	12/21/2016	1,150,000	276,830	278,087	1,257
Malaysian ringgit	Buy	State Street Bank and Trust	12/21/2016	85,000	20,504	20,554	50
Malaysian ringgit	Buy	State Street Bank and Trust	12/21/2016	52,000	12,548	12,574	26
Mexican peso	Buy	UBS AG	12/21/2016	5,850,000	295,352	299,115	3,763
Peruvian Nuevo sol	Buy	State Street Bank and Trust	12/21/2016	50,000	14,588	14,648	60
Polish zloty	Buy	State Street Bank and Trust	12/21/2016	1,758,000	454,180	459,060	4,880
Polish zloty	Buy	State Street Bank and Trust	12/21/2016	23,000	5,954	6,006	52
Polish zloty	Buy	State Street Bank and Trust	12/21/2016	625,000	163,195	163,204	9
Polish zloty	Buy	State Street Bank and Trust	12/21/2016	45,000	11,507	11,751	244
Russian ruble	Buy	State Street Bank and Trust	12/21/2016	700,000	10,507	10,940	433
Russian ruble	Buy	State Street Bank and Trust	12/21/2016	7,200,000	108,295	112,524	4,229
Russian ruble	Buy	State Street Bank and Trust	12/21/2016	960,000	14,717	15,003	286
Thai baht	Buy	State Street Bank and Trust	12/21/2016	4,650,000	132,933	134,059	1,126
Thai baht	Buy	State Street Bank and Trust	12/21/2016	505,000	14,460	14,559	99
Japanese yen	Sell	State Street Bank and Trust	12/21/2016	19,300,000	193,801	190,985	2,816
Philippine peso	Sell	Standard Chartered Bank	12/21/2016	10,325,000	218,218	212,723	5,495
Philippine peso	Sell	State Street Bank and Trust	12/21/2016	4,300,000	88,792	88,591	201
South African rand	Sell	State Street Bank and Trust	12/21/2016	1,690,000	121,867	121,309	558
Thai baht	Sell	State Street Bank and Trust	12/21/2016	500,000	14,445	14,415	30
Turkish lira	Sell	State Street Bank and Trust	12/21/2016	269,000	88,499	88,248	251
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$30,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Standard Chartered Bank	12/21/2016	1,530,000	$96,835	$95,823	$(1,012)
euro	Buy	State Street Bank and Trust	12/21/2016	65,000	73,287	73,281	(6)
Indonesian rupiah	Buy	State Street Bank and Trust	12/21/2016	300,000,000	22,848	22,828	(20)
Malaysian ringgit	Buy	Standard Chartered Bank	12/21/2016	504,000	123,681	121,875	(1,806)
Malaysian ringgit	Buy	State Street Bank and Trust	12/21/2016	51,000	12,654	12,333	(321)
Mexican peso	Buy	State Street Bank and Trust	12/21/2016	920,000	47,080	47,040	(40)
Mexican peso	Buy	State Street Bank and Trust	12/21/2016	224,000	11,798	11,453	(345)
South Korean won	Buy	Standard Chartered Bank	12/21/2016	110,200,000	99,986	99,977	(9)
Thai baht	Buy	State Street Bank and Trust	12/21/2016	10,250,000	295,773	295,507	(266)
Turkish lira	Buy	State Street Bank and Trust	12/21/2016	147,000	49,101	48,225	(876)
Canadian dollar	Sell	Goldman Sachs	12/21/2016	127,000	96,194	96,858	(664)
Chinese yuan renminbi	Sell	State Street Bank and Trust	12/21/2016	490,000	72,830	73,084	(254)
Colombian peso	Sell	State Street Bank and Trust	12/21/2016	43,000,000	14,715	14,717	(2)
Czech koruna	Sell	State Street Bank and Trust	12/21/2016	590,000	24,474	24,649	(175)
euro	Sell	State Street Bank and Trust	12/21/2016	108,000	121,062	121,760	(698)
Hungarian forint	Sell	State Street Bank and Trust	12/21/2016	34,000,000	122,691	124,063	(1,372)
Indonesian rupiah	Sell	State Street Bank and Trust	12/21/2016	258,000,000	19,602	19,632	(30)
Indonesian rupiah	Sell	State Street Bank and Trust	12/21/2016	1,900,000,000	142,429	144,577	(2,148)
Israeli new shekel	Sell	State Street Bank and Trust	12/21/2016	275,000	72,946	73,530	(584)
Romanian new leu	Sell	Bank of America	12/21/2016	550,000	138,331	139,280	(949)
Singapore dollar	Sell	State Street Bank and Trust	12/21/2016	232,000	169,586	170,179	(593)
South African rand	Sell	State Street Bank and Trust	12/21/2016	500,000	35,876	35,890	(14)
South African rand	Sell	State Street Bank and Trust	12/21/2016	3,060,000	210,712	219,648	(8,936)
South Korean won	Sell	State Street Bank and Trust	12/21/2016	219,000,000	194,001	198,684	(4,683)
Taiwan dollar	Sell	Bank of America	12/21/2016	7,650,000	242,112	245,757	(3,645)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(29,448)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$681,797	$—	$681,797
Foreign Government Obligations	—	8,254,035	—	8,254,035
Total	$—	$8,935,832	$—	$8,935,832
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$30,051	$—	$30,051
Liabilities	—	(29,448)	—	(29,448)
Total	$—	$603	$—	$603

(1)	Refer to Note 2(m) for a description of fair value measurements and the three- tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 100.01%

EXCHANGE-TRADED FUND 0.85%

WisdomTree Japan Hedged Equity Fund (cost $2,770,816)	50,078	$2,149

INVESTMENTS IN UNDERLYING FUNDS(a) 99.16%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,357,476	27,679
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	9,238,890	49,797
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	5,425,156	40,689
Lord Abbett Securities Trust-International Core Equity Fund-Class I(e)	273,968	3,378
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	14,234,289	98,359
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(g)	1,020,238	27,659
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	676,268	2,935
Total Investments in Underlying Funds (cost $270,917,274)		250,496

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $260,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $260,000; proceeds: $250,114 (cost $250,113)	$250	250
Total Investments in Securities 100.11% (cost $273,938,203)		252,895
Liabilities in Excess of Other Assets(i) (0.11%)		(282)
Net Assets 100.00%		$252,613

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2016

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation
Markit CDX. NA.HY.27(4)	5.00%	12/20/2021	8,500,000	(8,874,441)	$321,304	$(53,137)

*	The referenced index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(k)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(k)).
(4)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at September 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	Bank of America	10/28/2016	35,760,000	$351,155	$352,993	$1,838
Australian dollar	Sell	Citibank	11/30/2016	222,000	170,082	169,693	389
euro	Sell	Bank of America	11/30/2016	409,000	462,482	460,620	1,862
British pound	Sell	Citibank	11/30/2016	78,000	103,979	101,206	2,773
British pound	Sell	State Street Bank and Trust	10/28/2016	200,000	263,310	259,359	3,951
British pound	Sell	Goldman Sachs	11/30/2016	1,955,000	2,565,555	2,536,624	28,931
Swedish krona	Sell	Goldman Sachs	11/30/2016	2,175,000	258,493	254,238	4,255
Swedish krona	Sell	State Street Bank and Trust	11/30/2016	8,700,000	1,037,796	1,016,954	20,842
Swedish krona	Sell	Goldman Sachs	11/30/2016	30,275,000	3,556,117	3,538,882	17,235
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$82,076

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Citibank	10/28/2016	127,000	$97,379	$97,151	$(228)
Swiss franc	Buy	Standard Chartered Bank	10/28/2016	124,000	128,030	127,818	(212)
euro	Buy	Bank of America	10/28/2016	386,000	435,918	434,096	(1,822)
British pound	Buy	Citibank	10/28/2016	200,000	266,475	259,359	(7,116)
Australian dollar	Sell	State Street Bank and Trust	10/28/2016	127,000	95,303	97,151	(1,848)
Australian dollar	Sell	Goldman Sachs	11/30/2016	6,155,000	4,613,234	4,704,764	(91,530)
Swiss franc	Sell	Standard Chartered Bank	10/28/2016	124,000	125,731	127,818	(2,087)
euro	Sell	Standard Chartered Bank	10/28/2016	386,000	426,224	434,096	(7,872)
euro	Sell	UBS AG	11/30/2016	8,015,000	8,968,985	9,026,576	(57,591)
Japanese yen	Sell	Bank of America	11/30/2016	13,160,000	129,388	130,074	(686)
Japanese yen	Sell	Standard Chartered Bank	10/28/2016	35,760,000	342,965	352,993	(10,028)
Japanese yen	Sell	Goldman Sachs	11/30/2016	262,400,000	2,563,076	2,593,569	(30,493)
Norwegian krone	Sell	Goldman Sachs	11/30/2016	1,060,000	129,562	132,610	(3,048)
Norwegian krone	Sell	Bank of America	11/30/2016	4,300,000	523,779	537,947	(14,168)
Norwegian krone	Sell	Goldman Sachs	11/30/2016	14,745,000	1,765,636	1,844,658	(79,022)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(307,751)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2016

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2016	29	Long	$3,132,580	$12,120

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
MSCI EAFE, e-mini	December 2016	149	Short	$(12,714,915)	$(46,821)
U.S. 10-Year Treasury Note	December 2016	97	Short	$(12,719,125)	$(13,809)
Totals				$(25,434,040)	$(60,630)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$2,149	$—	$—	$2,149
Investments in Underlying Funds	250,496	—	—	250,496
Repurchase Agreement	—	250	—	250
Total	$252,645	$250	$—	$252,895
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(53)	—	(53)
Forward Foreign Currency Exchange Contracts
Assets	—	82	—	82
Liabilities	—	(308)	—	(308)
Futures Contracts
Assets	12	—	—	12
Liabilities	(61)	—	—	(61)
Total	$(49)	$(279)	$—	$(328)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on a CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to Multi-Asset Global Opportunity Fund during the period ended September 30, 2016, since the credit default swap entered into was through central clearinghouse, which guarantees against default.

Notes to Schedule of Investments (unaudited)(continued)

(l)	Floating Rate Loans-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2016, the following Fund had an unfunded loan commitment:

Fund Name
Security Name	Lord Abbett Emerging Markets Currency Fund
LAM Research Corp. 3-year Tranch Loan	$500,000

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;
●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of September 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$34,101,077	$440,104,559
Gross unrealized gain	1,726,070	3,445,509
Gross unrealized loss	(69,352)	(10,085,271)
Net unrealized security gain (loss)	$1,656,718	$(6,639,762)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$9,887,385	$279,476,639
Gross unrealized gain	253,579	5,714,066
Gross unrealized loss	(1,205,132)	(32,295,890)
Net unrealized security loss	$(951,553)	$(26,581,824)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended September 30, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the period ended September 30, 2016 (as described in note 2(e)) for investment purposes. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended September 30, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the period ended September 30, 2016 (as described in note 2(k)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended September 30, 2016 (as described in note 2(j)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of September 30, 2016, each Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts	$2,165	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$454
Futures Contracts	$4,078	$—

Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$6,947,246	$—
Liability Derivatives
Centrally Cleared Interest Rate Swaps	$590,415	$—	$—
Credit Default Swaps	$—	$—	$373
Forward Foreign Currency Exchange Contracts	$—	$3,315,697	$—
Futures Contracts	$83,808	$—	$—

Emerging Markets Local Bond Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$30,051
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$29,448

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$—	$82,077	$—
Futures Contracts	$12,120	$—	$—	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—	$—	$53,137
Forward Foreign Currency Exchange Contracts	$—	$—	$307,751	$—
Futures Contracts	$46,821	$13,809	$—	$—

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended September 30, 2016:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2015	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2016	Fair Value at 9/30/2016	Net Realized Gain 1/1/2016 to 9/30/2016	Dividend Income 1/1/2016 to 9/30/2016
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,729,666	25,868	(398,058)	1,357,476	$27,678,933	$441,613	$—
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	9,436,733	665,977	(863,820)	9,238,890	49,797,616	(1,191,066)	1,219,220
Lord Abbett Investment Trust-High Yield Fund-Class I	6,332,184	1,086,286	(1,993,314)	5,425,156	40,688,668	(1,501,607)	2,091,912
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	296,265	(22,297)	273,968	3,378,026	13,636	—
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	16,052,209	783,047	(2,600,967)	14,234,289	98,358,936	(3,479,941)	3,079,799
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1,187,355	33,431	(200,548)	1,020,238	27,658,672	1,746,214	2,063
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	57,948	2,325,534	(1,707,214)	676,268	2,935,004	22,790	45,943
Total					$250,495,855	$(3,948,361)	$6,438,937

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2016, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	11.05%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	19.88%
Lord Abbett Investment Trust - High Yield Fund - Class I	16.24%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1.35%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	39.27%
Lord Abbett Mid Cap Stock Fund - Class I	11.04%
Lod Abbett Investment Trust - Short Duration Income Fund - Class I	1.17%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Fifth Third Bancorp	2.12%
Invesco Ltd.	1.99%
Edison International	1.96%
Citizens Financial Group	1.93%
M&T Bank Corp.	1.90%
On Semiconductor Corp.	1.86%
Prologis, Inc.	1.76%
XL Group plc	1.72%
Whirlpool Corp.	1.68%
Mallinckrodt plc	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.93%
Consumer Staples	2.72%
Energy	10.11%
Financials	17.85%
Health Care	4.48%
Industrials	11.20%
Information Technology	9.38%
Materials	6.08%
Real Estate	14.88%
Telecommunications Services	1.21%
Utilities	11.76%
Repurchase Agreement	0.40%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2017	1.81%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.624%, 9/15/2017	0.86%
Spire, Inc., 1.567%, 8/15/2017	0.83%
Martin Marietta Materials, Inc., 1.938%, 6/30/2017	0.81%
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 D, 5.465%, 10/15/2044	0.80%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 3/15/2022	0.72%
Canadian Natural Resources Ltd. (Canada), 5.70%, 5/15/2017	0.71%
Hewlett-Packard Enterprise Co., 2.45%, 10/5/2017	0.70%
Volkswagen International Finance NV (Netherlands), 1.60% 11/20/2017	0.69%
Federal National Mortgage Assoc., 3.462%, 11/1/2040	0.65%

Holdings by Sector*	% of Investments
Asset-Backed	15.07%
Automotive	3.04%
Banking	8.41%
Basic Industry	3.23%
Capital Goods	1.65%
Consumer Goods	1.40%
Energy	10.81%
Financial Services	2.49%
Foreign Government	1.81%
Health Care	3.85%
Insurance	0.62%
Leisure	1.55%
Media	3.00%
Mortgage-Backed	25.39%
Municipal	0.18%
Real Estate	3.99%
Retail	0.46%
Services	0.99%
Technology & Electronics	4.08%
Telecommunications	1.64%
Transportation	1.11%
U.S Government	1.87%
Utility	3.36%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.54%
ArcelorMittal, 6.125%, 6/1/2025	0.83%
Navient Corp., 5.875%, 3/25/2021	0.77%
T-Mobile USA, Inc., 6.50%, 1/15/2026	0.67%
Equinix, Inc., 5.875%, 1/15/2026	0.62%
MGM Resorts International, 6.00%, 3/15/2023	0.59%
Teck Resources Ltd., 4.75%, 1/15/2022	0.57%
AMC Networks, Inc., 4.75%, 12/15/2022	0.56%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.56%
Frontier Communications Corp., 10.50%, 9/15/2025	0.56%

Holdings by Sector*	% of Investments
Automotive	1.29%
Banking	2.25%
Basic Industry	18.94%
Capital Goods	4.07%
Consumer Goods	4.57%
Energy	17.39%
Financial Services	1.57%
Foreign Government	0.79%
Healthcare	6.19%
Insurance	0.76%
Leisure	6.90%
Media	8.23%
Mortgaged Backed	0.04%
Municipal	0.10%
Real Estate	0.69%
Retail	4.76%
Services	3.18%
Technology & Electronics	7.02%
Telecommunications	6.91%
Transportation	1.45%
U.S. Government	0.20%
Utility	1.84%
Repurchase Agreement	0.86%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	3.11%
Roche Holding AG	2.89%
Anheuser-Busch InBev NV	2.62%
Mitsubishi UFJ Financial	2.49%
Siemens AG Registered Shares	2.30%
Astrazeneca plc	2.30%
Royal Dutch Shell plc Class B	2.17%
Sumitomo Mitsui Financial	2.05%
Danone	1.77%
Unilever NV	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.95%
Consumer Staples	12.66%
Energy	5.03%
Financials	19.45%
Health Care	10.67%
Industrials	15.56%
Information Technology	5.98%
Materials	7.60%
Real Estate	4.55%
Telecommunication Services	4.38%
Utilities	2.17%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Enagas SA	2.25%
National Grid plc	2.17%
Rio Tinto plc ADR	1.95%
Spark New Zealand Ltd.	1.78%
Imperial Brands plc	1.78%
Taiwan Semiconductor Manufacturing	1.72%
Nestle SA Registered Shares	1.70%
Sands China Ltd.	1.68%
Lukoil PJSC ADR	1.67%
Whitecap Resources, Inc.	1.67%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.43%
Consumer Staples	7.93%
Energy	14.33%
Financials	19.00%
Health Care	4.54%
Industrials	7.26%
Information Technology	3.73%
Materials	5.77%
Real Estate	10.14%
Telecommunication Services	8.65%
Utilities	9.54%
Repurchase Agreement	2.68%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Edison International	2.41%
Sempra Energy	2.32%
Noble Energy, Inc.	2.26%
XL Group plc	2.25%
PPL Corp.	2.17%
Portland General Electric Co.	2.15%
Cimarex Energy Co.	2.12%
Citizens Financial Group	1.95%
Molson Coors Brewing Co. Class B	1.79%
CSRA, Inc.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.47%
Consumer Staples	6.33%
Energy	11.80%
Financials	19.04%
Health Care	6.33%
Industrials	7.22%
Information Technology	10.85%
Materials	5.03%
Real Estate	11.18%
Utilities	10.24%
Repurchase Agreement	0.51%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875% 10/15/2017	0.82%
HBOS plc, 6.75%, 5/21/2018	0.75%
Air Lease Corp., 5.625%, 4/1/2017	0.72%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.59%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 6/15/2028	0.59%
Forest Laboratories LLC, 2/1/2019, 4.375%	0.57%
Ladder Capital Commercial Mortagage Securities LLC 2014-PKMD A, 2.857%, 11/14/2027	0.53%
Bellsouth LLC, 4.40%, 4/26/2017	0.52%
Federal Home Loan Bank, 1.125%, 4/25/2018	0.52%
U.S. Treasury Note, 1.375%, 6/30/2018	0.49%

Holdings by Sector*	% of Investments
Auto	2.91%
Basic Industry	0.62%
Capital Goods	1.22%
Consumer Cyclicals	1.77%
Consumer Discretionary	1.05%
Consumer Services	1.73%
Consumer Staples	0.96%
Energy	9.34%
Financials Services	57.15%
Foreign Government	0.04%
Government	4.64%
Health Care	3.62%
Intergrated Oils	0.71%
Materials and Processing	3.01%
Municipal	0.65%
Other	0.32%
Producer Durables	0.83%
Technology	3.37%
Telecommunications	2.12%
Transportation	0.67%
Repurchase Agreement	1.36%
Utilities	1.91%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016